Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement Related Disclosures
Net interest income (expense)	$ 1,873,217	$ 1,749,577	$ 1,816,655
Provision for (reversal of) credit losses	68,871	136,685	189,079
Net interest income after provision for credit losses	1,804,346	1,612,892	1,627,576
Non-interest revenue:
Service charges on deposit accounts	100,655	91,647	90,096
Fiduciary and asset management fees	84,590	79,828	78,077
Card fees	82,529	76,920	72,357
Brokerage revenue	85,045	84,881	90,004
Mortgage banking income	15,311	14,060	15,157
Capital markets income	49,547	44,058	39,045
Other non-interest revenue	118,715	(151,790)	19,274
Total non-interest revenue	536,392	239,604	404,010
Non-interest expense:
Salaries and other personnel expense	776,344	737,467	728,378
Other operating expense	545,714	510,076	607,046
Total non-interest expense	1,322,058	1,247,543	1,335,424
Income before income taxes	1,018,680	604,953	696,162
Merger-related expense	42,261	0	0
Investment securities gains (losses), net	704	(256,660)	(76,718)
Loans	44,147,693	42,122,183
Consumer | Third Party Consumer Loans
Non-interest expense:
Loss on sale of loans			22,100
Loans			421,700
Wholesale Banking | Commercial Real Estate | Medical Office Buildings Loans
Non-interest expense:
Loss on sale of loans			28,000
Loans			1,170,000
Operating Segments | Wholesale Banking
Income Statement Related Disclosures
Net interest income (expense)	739,873	736,306	806,399
Provision for (reversal of) credit losses	118,717	124,350	114,886
Net interest income after provision for credit losses	621,156	611,956	691,513
Non-interest revenue:
Service charges on deposit accounts	23,464	21,205	17,774
Fiduciary and asset management fees	0	0	0
Card fees	10	11	10
Brokerage revenue	0	0	0
Mortgage banking income	0	0	0
Capital markets income	31,022	24,521	22,257
Other non-interest revenue	18,107	11,277	11,877
Total non-interest revenue	72,603	57,014	51,918
Non-interest expense:
Salaries and other personnel expense	100,415	91,170	97,275
Other operating expense	33,340	40,477	65,299
Total non-interest expense	133,755	131,647	162,574
Income before income taxes	560,004	537,323	580,857
Operating Segments | Community Banking
Income Statement Related Disclosures
Net interest income (expense)	412,278	398,382	429,937
Provision for (reversal of) credit losses	43,690	40,612	38,435
Net interest income after provision for credit losses	368,588	357,770	391,502
Non-interest revenue:
Service charges on deposit accounts	30,513	28,140	26,291
Fiduciary and asset management fees	0	0	0
Card fees	37,185	31,658	24,811
Brokerage revenue	0	0	0
Mortgage banking income	0	0	0
Capital markets income	6,855	6,843	2,863
Other non-interest revenue	4,063	3,212	15,407
Total non-interest revenue	78,616	69,853	69,372
Non-interest expense:
Salaries and other personnel expense	109,527	106,776	100,293
Other operating expense	44,081	49,715	45,533
Total non-interest expense	153,608	156,491	145,826
Income before income taxes	293,596	271,132	315,048
Operating Segments | Consumer Banking
Income Statement Related Disclosures
Net interest income (expense)	538,451	544,248	614,338
Provision for (reversal of) credit losses	21,103	20,689	19,848
Net interest income after provision for credit losses	517,348	523,559	594,490
Non-interest revenue:
Service charges on deposit accounts	44,893	41,187	45,090
Fiduciary and asset management fees	0	0	0
Card fees	26,860	26,782	28,122
Brokerage revenue	0	0	0
Mortgage banking income	0	0	0
Capital markets income	249	23	9
Other non-interest revenue	6,670	7,222	6,650
Total non-interest revenue	78,672	75,214	79,871
Non-interest expense:
Salaries and other personnel expense	124,454	119,743	116,607
Other operating expense	72,268	83,022	89,043
Total non-interest expense	196,722	202,765	205,650
Income before income taxes	399,298	396,008	468,711
Operating Segments | Financial Management Services
Income Statement Related Disclosures
Net interest income (expense)	87,393	101,139	73,906
Provision for (reversal of) credit losses	16,063	16,003	14,386
Net interest income after provision for credit losses	71,330	85,136	59,520
Non-interest revenue:
Service charges on deposit accounts	16	16	17
Fiduciary and asset management fees	84,590	79,828	78,077
Card fees	0	0	0
Brokerage revenue	85,045	84,881	90,004
Mortgage banking income	15,311	14,060	15,157
Capital markets income	409	573	5,934
Other non-interest revenue	7,150	7,411	5,997
Total non-interest revenue	192,521	186,769	195,186
Non-interest expense:
Salaries and other personnel expense	127,516	123,858	131,846
Other operating expense	32,688	29,930	34,914
Total non-interest expense	160,204	153,788	166,760
Income before income taxes	103,647	118,117	87,946
Treasury and Corporate Other
Income Statement Related Disclosures
Net interest income (expense)	95,222	(30,498)	(107,925)
Provision for (reversal of) credit losses	(130,702)	(64,969)	1,524
Net interest income after provision for credit losses	225,924	34,471	(109,449)
Non-interest revenue:
Service charges on deposit accounts	1,769	1,099	924
Fiduciary and asset management fees	0	0	0
Card fees	18,474	18,469	19,414
Brokerage revenue	0	0	0
Mortgage banking income	0	0	0
Capital markets income	11,012	12,098	7,982
Other non-interest revenue	82,725	(180,912)	(20,657)
Total non-interest revenue	113,980	(149,246)	7,663
Non-interest expense:
Salaries and other personnel expense	314,432	295,920	282,357
Other operating expense	363,337	306,932	372,257
Total non-interest expense	677,769	602,852	654,614
Income before income taxes	(337,865)	(717,627)	(756,400)
Merger-related expense	$ 41,200
Investment securities gains (losses), net		$ (256,700)	(76,700)
FDIC special assessment charge			$ 51,000